Notes Payable and Capital Leases (Details Narrative) (10-K) - USD ($)					1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 29, 2015	Apr. 02, 2015	Jan. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2013	Sep. 30, 2016	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015
Promissory notes for cash proceeds			$ 140,000		$ 50,000	$ 50,000				$ 2,900,000		$ 0
Loan fee percentage						1.50%
Bears interest percentage			10.00%		3.00%	8.00%		4.02%	8.00%	4.02%
Loan fees						$ 2,250
Number of common stock shares issued						30,000		21,900,106	30,000	21,900,106	15,435,651	15,435,651
Debt unamortized discounts amount						$ 9,020		$ 32,056	$ 9,020	$ 32,056	$ 23,669	$ 23,669
Payment of aquisition						$ 200,000						$ 200,000
Debt instrument maturity date			Jun. 30, 2015		Jul. 21, 2015	Mar. 31, 2020				Mar. 31, 2020
Proceeds from related party debt						$ 2,000,000			275,000	$ 2,000,000
Shares of equity payments												176,734
Net of the unamortized discount											78,931	$ 78,931
Amortization of debt discount						42,742					$ 68,466
Capital lease outstanding balance						60,000			60,000				$ 3,689
Sale price												$ 395,650
Monthly installment, interest amount						$ 0
Equipment Financing Agreement [Member]
Capital lease term	48 months	48 months		48 months
Monthly installment, principal amount	$ 3,236	$ 2,934		$ 3,218
Capital lease and capitalized asset amount		113,320		124,322										$ 125,000
Monthly installment, interest amount	$ 632	$ 573		$ 628
Capital Lease Agrrement [Member] | Minimum [Member]
Bears interest percentage											5.00%	5.00%
Capital lease term												2 years
Capital Lease Agrrement [Member] | Maximum [Member]
Bears interest percentage											6.00%	6.00%
Capital lease term												3 years
Predecessor [Member]
Promissory notes for cash proceeds
Number of common stock shares issued													15,435,651
Debt unamortized discounts amount													$ 0
Proceeds from related party debt													120,000
Amortization of debt discount													120,000
Capital lease outstanding balance													$ 3,689
Predecessor [Member] | Lease Agreement [Member]
Capital lease term							24 months
Monthly installment, principal amount							$ 701
Down payment on the equipment lease							4,957
Capital lease and capitalized asset amount							$ 23,900
Series B Preferred Stock [Member]
Debt unamortized discounts amount														$ 142,434
Shares of equity payments						53,073		30,000		53,073
Chuck Santry [Member]
Promissory notes for cash proceeds						$ 60,000
Bears interest percentage						10.00%			10.00%